Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2018
Organization and Basis of Presentation [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Organization and Basis of Presentation
Company
Scorpio Bulkers Inc. and its subsidiaries (together “we”, “us”, “our” or the “Company”) is an international shipping company that owns and operates the latest generation newbuilding drybulk carriers with fuel-efficient specifications and carrying capacities of greater than 30,000 dwt in the international shipping markets. Scorpio Bulkers Inc. was incorporated in the Republic of the Marshall Islands on March 20, 2013.

The Company’s vessels transport a broad range of major and minor bulk commodities, including ores, coal, grains, and fertilizers, along worldwide shipping routes, and are, or are expected to be, employed primarily in the spot market or in spot market-oriented pools of similarly sized vessels. As of June 30, 2018, the Company owned or finance leased 56 vessels consisting of 19 Kamsarmax vessels and 37 Ultramax vessels.
The Company is organized by vessel type into two operating segments (see Note 15, Segments, to the condensed consolidated financial statements):

•	Kamsarmax - includes vessels ranging from approximately 82,000 DWT to 84,000 DWT

•	Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT

The Company’s vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, an entity controlled by the Lolli-Ghetti family of which, Emanuele Lauro, the Company’s Chairman and Chief Executive Officer, and Filippo Lauro, the Company’s Vice President, are members. SCM’s services include securing employment for the Company’s vessels in pools, in the spot market and on time charters.

The Company’s vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, an entity controlled by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services as necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.

The Company has also entered into an administrative services agreement (“Administrative Services Agreement”), as amended from time to time, with Scorpio Services Holding Limited, or SSH, an entity controlled by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include provision of administrative staff, office space and accounting, legal compliance, financial and information technology services. SSH is also reimbursed for the reasonable direct or indirect expenses that it incurs in providing us with the administrative services described above.
Basis of accounting
The condensed consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All material intercompany accounts and transactions have been eliminated in consolidation. In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments necessary for a fair statement of financial position as of June 30, 2018 and its result of operations for the six months ended June 30, 2018 and 2017, and cash flows for the six months ended June 30, 2018 and 2017. The condensed consolidated balance sheet as of December 31, 2017 was derived from audited financial statements but does not contain all the footnote disclosures from the annual financial statements.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reporting amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets, liabilities, revenues and expenses. Actual results could differ from those estimates.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with Securities and Exchange Commission (“SEC”) rules and regulations; however, management believes that the disclosures herein are adequate to make the information presented not misleading. This report should be read in conjunction with the audited financial statements and the notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2017.
Going concern
The Company’s revenue is primarily derived from pool revenue. The bulker shipping industry is volatile and has experienced a sustained cyclical downturn recently. While the outlook has brightened, if the recovery is not sustained, this could have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The fair market values of the Company’s vessels also experience high volatility. The fair market value of the vessels may increase or decrease depending on a number of factors including, but not limited to, the prevailing level of charter rates and day rates, general economic and market conditions affecting the international shipping industry, types, sizes and ages of vessels, supply and demand for vessels, availability of or developments in other modes of transportation, competition from other shipping companies, cost of newbuildings, governmental or other regulations and technological advances. In addition, as vessels grow older they generally decline in value. If the fair market value of vessels declines, the Company may not be in compliance with certain provisions of its credit facilities and it may not be able to refinance its debt. The prepayment of certain credit facilities may be necessary for the Company to maintain compliance with certain covenants in the event that the value of its vessels falls below a certain level. Additionally, if the Company sells one or more of its vessels at a time when vessel prices have fallen, the sale price may be less than the vessel’s carrying value on its consolidated financial statements, resulting in a loss on sale or an impairment loss being recognized, ultimately leading to a reduction in earnings. Furthermore, if vessel values fall significantly, this could indicate a decrease in the recoverable amount for the vessel which may result in an impairment adjustment in the carrying value of the vessel.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, nor to the amounts and classification of liabilities that may be necessary should the Company be unable to continue as a going concern.

Recent accounting pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, “Leases”, which is intended to improve financial reporting of leasing transactions. The ASU will require organizations that lease assets, or lessees, to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with terms of more than twelve months. The accounting for lease arrangements by the lessors will remain largely unchanged from current U.S. GAAP. The ASU will also require additional quantitative and qualitative disclosures to help financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases. The ASU is effective for fiscal years and interim periods beginning after December 15, 2018 although early adoption is permitted. The ASU requires reporting organizations to take a modified retrospective transition approach. While the Company is still reviewing its contracts to assess the overall impact of the guidance, the Company has determined that the existing pool arrangements meet the definition of leases under ASU 2016-02. As lessor, the Company leases its vessels to pools, which manage the vessels in order to enter into transportation contracts with their customers and thereby enjoys the economic benefits derived from such arrangements.  Furthermore, the pools can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use. In July 2018, the FASB issued ASU 2018-11, “Leases (Topic 842): Targeted Improvements”, which amends FASB Accounting Standards Codification (ASC) Topic 842, Leases, to (i) provide a practical expedient for lessors regarding the separation of the lease and non-lease components of a contract and (ii) add an optional transition method that would permit entities to apply the new requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the year of the adoption. As a result, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new lease standard will continue to be in accordance with current GAAP. The Company will adopt this new standard on January 1, 2019, applying the optional transition option, with no restatement of comparative figures for prior periods. The Company does not expect this standard to impact the accounting for its vessels operating within the pools or under time chartered-out arrangements.

Based on the Company’s operating fleet, the standard will result in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, for chartered-in vessel commitments only, which are currently reported as operating leases and recognized solely in the income statement on a straight-line basis.  The eventual expected impact of this standard as it pertains to time or bareboat chartered-in vessels is not expected to be material as the Company’s current operating fleet includes only one chartered-in vessel.

Recently adopted accounting standards
In May 2017, the FASB issued Accounting Standards Update (ASU) 2017-09, “Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting”, which clarifies when changes to the terms or conditions of a share-based payment must be accounted for as modifications. Under the new guidance, an entity will not apply modification accounting to a share-based payment award if all of the following are the same immediately before and after the change: (i) the award’s fair value, (ii) the award’s vesting conditions, and (iii) the award’s classification as an equity or liability instrument. The new guidance does not change the accounting for modifications. The guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 for all entities. ASU 2017-09 did not have a significant impact on the Company’s Condensed Consolidated Financial Statements or financial disclosures.

In November 2016, the FASB issued ASU 2016-18, “Restricted Cash”. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. ASU 2016-018 did not have a significant impact on the Company’s Condensed Consolidated Statement of Cash Flows.

In August 2016, the FASB issued ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments”, which addresses classification issues related to the statement of cash flows. Classification issues relate to (i) debt repayment or debt extinguishment costs, (ii) settlement of zero-coupon bonds, (iii) contingent consideration payments made after a business combination, (iv) proceeds from the settlement of insurance claims, (v) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (vi) distributions received from equity method investees, (vii) beneficial interests in securitization transactions, and (viii) separately identifiable cash flows and application of the predominance principle. The guidance is effective for annual and interim periods in fiscal years beginning after December 15, 2017. ASU 2016-15 did not have a significant impact on the Company’s Condensed Consolidated Statement of Cash Flows.

In May 2014, the FASB issued an accounting standards update in respect of revenue from contracts with customers (Topic 606). The effective date is for annual periods beginning after December 15, 2017. This standard requires entities to (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Company’s time charter arrangements contain service components, for example crew assistance, that are in the scope of the new standard. Revenue generated from pooling arrangements are within the scope of ASU 2016-02, which is discussed further above. Therefore, that part of the transaction price of charter arrangements should be allocated to the service component and recognized in revenue in accordance with the requirements of the new standard. The Company’s time-chartered arrangements may contain both a lease and a service component. Prior to the adoption of ASC 842 practical expedients mentioned above, the non-lease component was to be in the scope of the revenue standard. The Company is currently assessing the potential impact of the interaction within the practical expedient and the revenue standard. However, ASC 842 would allow the lessor to not separate the lease components and the non-lease component. The lessor practical expedient is limited to circumstances in which both (i) the timing and pattern of revenue recognition are the same for the non-lease component(s) and related lease component and (ii) the combined single lease component would be classified as an operating lease. The Company was not required to change its allocation between service and lease revenue upon adoption of ASC 606. The accounting standards update did not have a significant impact on the Company’s Condensed Consolidated Financial Statements.